Income Taxes	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes
The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2021	2020	2019
Current	$176,537	$55,243	$102,391
Deferred	(50,605)	30,239	(13,950)

Income taxes	$125,932	$85,482	$88,441

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.
The Company maintained a tax receivable balance of $53,925 and $58,336 as of September 30, 2021 and 2020, respectively, which is included in Prepaid expenses and other current assets.
Deferred income taxes are comprised of the following components:

	As of September 30,
	2021	2020
Deferred tax assets:
Deferred revenue	$25,282	$25,252
Employee compensation and benefits	76,020	75,689
Intangible assets, computer software and intellectual property	75,200	18,705
Tax credits, net capital and operating loss carryforwards	156,209	142,718
Lease liabilities	50,780	71,204
Other	46,372	52,611

Total deferred tax assets	429,863	386,179
Valuation allowances	(65,550)	(69,455)

Total deferred tax assets, net	364,313	316,724

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(84,755)	(81,489)
Intangible assets, computer software and intellectual property	(109,526)	(114,772)
Lease assets	(47,822)	(69,215)
Other	(97,638)	(90,825)

Total deferred tax liabilities	(339,741)	(356,301)

Net deferred tax assets (liabilities)	$24,572	$(39,577)

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2021	2020	2019
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes (1)	15.5	14.7	15.6

Effective income tax rate	15.5%	14.7%	15.6%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1)	Foreign taxes for the year ended Sep 30, 2021:
In fiscal year 2021, foreign taxes included an expense of $39,596 for the estimated additional tax charge as a result of the gain from sale of a business, please see also Note 3.

Foreign
taxes in fiscal year 2021 also included a benefit of $10,933 resulting from internal structural changes in certain jurisdictions in which the Company operates.
Foreign
taxes in fiscal year 2021 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $7,701 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The net release was offset by decrease in tax assets and as a result the net impact on income tax expense for fiscal year 2021 was not material.
Foreign taxes in fiscal year 2021 also included a benefit of $6,006 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

(1)	Foreign taxes for the year ended Sep 30, 2020:
In fiscal year 2020, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $47,582 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by decrease in tax assets and increase in tax liabilities and as a result a net benefit of $14,971 was included within income tax expense for fiscal year 2020.
Foreign taxes in fiscal year 2020 also included a benefit of $15,438 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief as a result of the
COVID-19
outbreak. Some of the key income
tax-related
provisions of the CARES Act include modification in the usage of net operating losses, interest deductions and payroll benefits. Furthermore, other governments have offered and may continue to offer support to companies who operate in those countries.
Foreign taxes in fiscal year 2020 also included a tax benefit of $4,964 resulting from tax enactments related to the
COVID-19
in certain jurisdictions.

(1)	Foreign taxes for the year ended Sep 30, 2019:
In fiscal year 2019, foreign taxes included a benefit of $
26,529
that was primarily attributable to the expiration of the periods set forth in statutes of limitations and to a lesser extent from the conclusions of tax audits related to unrecognized tax benefits accumulated over several years in certain jurisdictions.
Foreign taxes in fiscal year 2019 also included a benefit of $12,650 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.
As of September 30, 2021 and 2020, the Company continues to indefinitely reinvest certain undistributed earnings of its foreign subsidiary and as a result has not recorded deferred tax liabilities in an amount of $28,795.

During fiscal year 2021, the net decrease in valuation allowances was $3,905
. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2021, the Company had tax credits, net capital and operating loss carryforwards of $
756,414
of which $
170,430
have expiration dates
through 2041, and the remainder do not expire.
During fiscal year 2020, the net decrease in valuation allowances was $16,078. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2020, the Company had tax credits, net capital and operating loss carryforwards of $829,260 of which $245,843 have expiration dates through 2040, and the remainder do not expire.
The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2021	2020	2019
Balance at beginning of fiscal year	$168,186	$169,322	$187,646
Additions based on tax positions related to the current year	25,662	23,154	19,530
Additions for tax positions of prior years	23,849	23,292	27,558
Reductions for tax positions of prior years	(7,467)	(15,214)	(2,578)
Settlements with tax authorities (1)	(10,245)	(29,400)	(37,672)
Lapse of statute of limitations	(4,789)	(2,968)	(25,162)

Balance at end of fiscal year	$195,196	$168,186	$169,322

(1)
The changes in the year ended September 30, 2021, in the balance of the Company’s gross unrecognized tax benefits that relate to settlements with tax authorities is $10,245, the majority of which was offset by decrease in Tax Receivables and Deferred Tax Assets.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $195,196 as of September 30, 2021, and $168,186 as of September 30, 2020, all of which would affect the effective tax rate if realized.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2021, the Company had accrued $
25,011
in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $
9,199
was recognized in the statements of income in fiscal year 2021, net of interest and penalty reversals. As of September 30, 2020, the Company had accrued $
15,812
in income taxes payable for interest and penalties relating to unrecognized tax benefits. Total amount of interest and penalty releases, net that was recognized in the statements of income in fiscal year 2020 was $
15,396
.
The Company is currently under tax audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2021, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.
It is reasonably possible that the amount of unrecognized tax benefits may decrease by up to $3,559 during fiscal year 2022 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.